Share-based compensation - Weighted average assumptions (Details) - SARs and TSARs - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.20%	4.50%
Expected dividend yield	1.50%	1.60%
Expected life of SARs and TSARs (years)	1 year 6 months	1 year 4 months 24 days
Expected volatility	35.00%	38.00%
Expected forfeitures	0.00%	0.00%
Weighted average fair value (in usd per unit)	$ 12.16	$ 10.75